DEBT AND EQUITY SECURITIES HELD-FOR-TRADING (Details) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		$ 4,799,696	$ 4,091,516
Debt Securities [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		2,650,536	2,343,902
Debt Securities [Member] | Domestic currency investments [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		2,180,107	1,826,976
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued by the Colombian Government [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		1,229,606	965,739
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued by other entities of the Colombian Government [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		48,355	38,400
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued by other financial entities [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		833,860	737,884
Debt Securities [Member] | Domestic currency investments [Member] | Securities issued by Non-financial sector entities [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		17,869	18,657
Debt Securities [Member] | Domestic currency investments [Member] | Others [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		50,417	66,296
Debt Securities [Member] | Foreign currency investments [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		470,429	516,926
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by the Colombian Government [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		1,613	19,716
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by other entities of the Colombian Government [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		21,709	21,076
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued by other financial entities [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		303,665	313,129
Debt Securities [Member] | Foreign currency investments [Member] | Others [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		16,416	183
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued or secured by Foreign Governments [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		92,931	88,095
Debt Securities [Member] | Foreign currency investments [Member] | Securities issued or secured by Central Banks [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		34,095	74,727
Trading equity securities [member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		2,149,160	1,747,614
Trading equity securities [member] | Domestic currency investments [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		2,086,138	1,747,614
Trading equity securities [member] | Domestic currency investments [Member] | Corporate Stock [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		4,188	3,233
Trading equity securities [member] | Domestic currency investments [Member] | Investment funds [member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		802,941	644,063
Trading equity securities [member] | Domestic currency investments [Member] | Pension and severance funds 1 [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading	[1]	1,279,009	1,100,318
Trading equity securities [member] | Foreign currency investments [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		63,022	0
Trading equity securities [member] | Foreign currency investments [Member] | Corporate Stock [Member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		49,812	0
Trading equity securities [member] | Foreign currency investments [Member] | Investment funds [member]
Disclosure of financial assets held for trading through profit or losses [Line Items]
Held-for-trading		$ 13,210	$ 0

[1]	Pursuant to Colombian rules the subsidiary Porvenir S. A. is required to directly invest in mandatory severance and pension funds managed by Porvenir, 1% of the total assets of these funds.